Warrants (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Warrant liability, beginning	$ 1,943,883	$ 1,242,120
Issued	0	200,000
Redeemed	(118,838)	(66,966)
Change in fair value	(55,376)	568,729
Warrant liability, ending	1,769,669	1,943,883
Class K Warrants [Member]
Warrant liability, beginning	1,616,000	884,000
Issued	0	200,000
Redeemed	0	0
Change in fair value	(74,000)	532,000
Warrant liability, ending	1,542,000	1,616,000
Series A Warrants [Member]
Warrant liability, beginning	327,883	358,120
Issued	0	0
Redeemed	(118,838)	(66,966)
Change in fair value	18,624	36,729
Warrant liability, ending	$ 227,669	$ 327,883